Investments	12 Months Ended
Dec. 31, 2024
Disclosure of Investments [Abstract]
Investments
14. Investments
14.1. Changes in investments

	Balance as of	Equity in earnings	Capital decrease	Dividends and JSCP	Other (a)	Balance as of
	January 1, 2024					December 31, 2024
Joint Ventures (14.3)
Voltalia São Miguel do Gostoso I	117,484	(1,259)	—	—	—	116,225
Voltalia São Miguel do Gostoso – authorization rights	8,570	—	—	—	(367)	8,203
Caiuá	133,074	12,641	—	(7,017)	—	138,698
Integração Maranhense	212,060	18,623	—	(16,209)	—	214,474
Matrinchã	994,999	79,117	—	(44,918)	—	1,029,198
Guaraciaba	492,083	31,193	—	(5,362)	—	517,914
Paranaíba	292,022	29,908	—	(8,324)	—	313,606
Mata de Santa Genebra	736,685	48,533	(37,129)	(53,038)	—	695,051
Cantareira	468,311	42,448	—	(23,840)	—	486,919
Solar Paraná	7,209	215	—	(89)	—	7,335
	3,462,497	261,419	(37,129)	(158,797)	(367)	3,527,623
Associates
Dona Francisca Energética (14.4)	30,812	5,354	—	(1,441)	—	34,725
Foz do Chopim Energética (14.4)	16,113	14,431	—	(15,398)	—	15,146
Carbocampel	1,931	(2)	—	—	(1,929)	—
	48,856	19,783	—	(16,839)	(1,929)	49,871
Investment property	444	—	—	—	(1)	443
	3,511,797	281,202	(37,129)	(175,636)	(2,297)	3,577,937

(a) Amortization of the right of authorization and disposal of Carbocampel.
AFAC – Advance for future capital increase
JSCP – Interest on equity

	Balance as of January 1, 2023	Equity in earnings	Investment/ AFAC	Amortization	Dividends and JSCP	Other (a)	Balance as of December 31, 2023
Joint Ventures (14.3)
Voltalia São Miguel do Gostoso I	115,976	1,508	—	—	—	—	117,484
Voltalia São Miguel do Gostoso - authorization rights	8,937	—	—	(367)	—	—	8,570
Caiuá	125,297	12,263	—	—	(4,486)	—	133,074
Integração Maranhense	192,502	24,218	10,780	—	(15,440)	—	212,060
Matrinchã	931,528	77,493	—	—	(14,022)	—	994,999
Guaraciaba	467,099	30,871	—	—	(5,887)	—	492,083
Paranaíba	263,979	36,269	—	—	(8,226)	—	292,022
Mata de Santa Genebra	692,260	58,262	—	—	(13,837)	—	736,685
Cantareira	473,369	44,563	—	—	(49,621)	—	468,311
Solar Paraná	7,156	361	—	—	(308)	—	7,209
	3,278,103	285,808	10,780	(367)	(111,827)	—	3,462,497
Associates
Dona Fancisca Energética (14.4)	28,043	5,353	—	—	(2,584)	—	30,812
Foz do Chopim Energética (14.4)	17,116	16,651	—	—	(17,654)	—	16,113
Other	1,934	(3)	—	—	—	—	1,931
	47,093	22,001	—	—	(20,238)	—	48,856
Investment property	535	—	—	(3)	—	(88)	444
	3,325,731	307,809	10,780	(370)	(132,065)	(88)	3,511,797
(a) Transfers to Contract Assets, Intangibles and Other Credits (assets held for disposal).
AFAC - Advance for future capital increase
JSCP - Interest on equity
14.2. Subsidiaries with non-controlling interests
14.2.1. Summarized financial information

	Elejor
	12.31.2024	12.31.2023
ASSETS	748,720	804,150
Current assets	124,996	209,323
Noncurrent assets	623,724	594,827

LIABILITIES	748,720	804,150
Current liabilities	114,110	109,350
Noncurrent liabilities	760,550	730,939
Equity	(125,940)	(36,139)

	Elejor
	12.31.2024	12.31.2023	12.31.2022
STATEMENT OF INCOME
Net operating revenue	91,418	140,757	194,287
Operating costs and expenses	(102,299)	(92,793)	(86,033)
Financial results	(124,476)	(43,569)	(113,102)
Income tax and social contribution	46,029	(1,487)	4,158
Net income (loss)	(89,328)	2,908	(690)
Other comprehensive income	(475)	(4,206)	—
Total comprehensive income	(89,803)	(1,298)	(690)

STATEMENTS OF CASH FLOWS
Cash flows from operating activities	(58,715)	(14,772)	45,249
Cash flows from investing activities	(10,747)	(4,600)	(7,364)
Cash flows from financing activities	—	—	—

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(69,462)	(19,372)	37,885
Cash and cash equivalents at the beginning of the year	166,544	185,916	148,031
Cash and cash equivalents at the end of the year	97,082	166,544	185,916
CHANGE IN CASH AND CASH EQUIVALENTS	(69,462)	(19,372)	37,885
The balances shown in the above table reflect the company's values before the elimination of intercompany balances. Elejor's negative result is attributed to the decline in energy prices and the impact of the IGPM's monetary restatement on the balance of accounts payable related to the concession.
14.2.2. Changes in equity attributable to non-controlling shareholders

Participation in capital stock	Compagas 49%	Elejor 30%	UEG Araucária 18.8%	Total
Balance as of January 1, 2023	272,995	(10,451)	51,317	313,861
Net income (loss)	58,181	873	9,304	68,358
Other comprehensive income	660	(1,263)	57	(546)
Dividends	(13,997)	—	—	(13,997)
Distribution of dividends with retained earnings	(62,162)	—	—	(62,162)
Balance as of December 31, 2023	255,677	(10,841)	60,678	305,514
Net income (loss)	23,823	(26,800)	(7,284)	(10,261)
Other comprehensive income	—	(142)	—	(142)
Dividends	(33,695)	—	—	(33,695)
Investment disposal (Note 37)	(245,805)	—	(53,394)	(299,199)
Balance as of December 31, 2024	—	(37,783)	—	(37,783)
14.3. Summarized information on the main joint ventures

Balance as of December 31, 2024	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
ASSETS	237,464	344,626	598,513	3,017,103	1,622,959	2,097,314	3,747,356	1,831,108
Current assets	9,567	47,085	71,991	414,369	218,490	258,995	559,575	184,550
Cash and cash equivalents	9,142	17,119	11,248	94,290	48,521	51,417	20,964	18,432
Other current assets	425	29,966	60,743	320,079	169,969	207,578	538,611	166,118
Noncurrent assets	227,897	297,541	526,522	2,602,734	1,404,469	1,838,319	3,187,781	1,646,558

LIABILITIES	237,464	344,626	598,513	3,017,103	1,622,959	2,097,314	3,747,356	1,831,108
Current liabilities	273	20,660	18,337	135,403	139,960	128,717	121,565	85,003
Financial liabilities	—	5,735	8,080	97,571	61,058	73,612	87,054	45,666
Other current liabilities	273	14,925	10,257	37,832	78,902	55,105	34,511	39,337
Noncurrent liabilities	—	40,911	142,477	781,295	426,030	688,575	2,238,465	752,391
Financial liabilities	—	17,921	25,231	446,594	307,648	354,756	1,696,683	375,612
Other noncurrent liabilities	—	22,990	117,246	334,701	118,382	333,819	541,782	376,779
Equity	237,191	283,055	437,699	2,100,405	1,056,969	1,280,022	1,387,326	993,714

STATEMENT OF INCOME
Net operating revenue	—	37,505	61,094	333,128	167,286	238,796	391,009	178,483
Operating costs and expenses	(94)	(7,875)	(12,148)	(80,106)	(36,486)	(28,129)	(69,978)	(10,429)
Interest expenses	—	(2,398)	(3,489)	(62,453)	(39,522)	(46,671)	(114,310)	(42,033)
Financial income and other financial expenses	964	2,542	2,177	18,123	8,226	7,765	(59,962)	4,578
Equity in earnings of investees	(3,273)	—	—	—	—	—	—	—
Income tax and social contribution	(266)	(3,977)	(9,629)	(47,228)	(35,843)	(49,686)	(49,887)	(43,969)
Net income (loss)	(2,669)	25,797	38,005	161,464	63,661	122,075	96,872	86,630
Other comprehensive income	—	—	—	—	—	—	—	—
Total comprehensive income	(2,669)	25,797	38,005	161,464	63,661	122,075	96,872	86,630
Investment interest – %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value (a)	116,225	138,698	214,474	1,029,198	517,914	313,606	695,051	486,919
(a) This balance does not include the value of the authorization right generated in the acquisition of Voltalia, which is disclosed in Note 14.1.
As of December 31, 2024, Copel's participation in the commitments assumed by its Joint ventures amounted to R$194,900, while contingent liabilities classified as a possible loss amounted to R$265,270 (R$374,774 on December 31, 2023).

Balance as of December 31, 2023	Voltaria	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
ASSETS	239,779	335,003	585,668	2,984,765	1,611,484	2,047,430	3,768,174	1,799,642
Current assets	9,535	42,176	68,873	432,126	209,444	255,100	689,261	182,210
Cash and cash equivalents	9,378	13,592	9,247	129,197	52,346	58,781	23,560	23,092
Other current assets	157	28,584	59,626	302,929	157,098	196,319	665,701	159,118
Noncurrent assets	230,244	292,827	516,795	2,552,639	1,402,040	1,792,330	3,078,913	1,617,432

LIABILITIES	239,779	335,003	585,668	2,984,765	1,611,484	2,047,430	3,768,174	1,799,642
Current liabilities	17	18,076	12,559	172,783	147,180	142,254	115,975	82,109
Financial liabilities	—	5,710	8,047	133,551	46,632	71,258	77,365	43,716
Other current liabilities	17	12,366	4,512	39,232	100,548	70,996	38,610	38,393
Noncurrent liabilities	—	45,349	140,334	781,369	460,052	713,251	2,181,769	761,795
Financial liabilities	—	23,381	32,919	493,603	360,398	416,535	1,685,717	410,552
Other noncurrent liabilities	—	21,968	107,415	287,766	99,654	296,716	496,052	351,243
Equity	239,762	271,578	432,775	2,030,613	1,004,252	1,191,925	1,470,430	955,738

STATEMENT OF INCOME
Net operating revenue	—	36,562	63,370	313,948	165,557	282,153	393,463	177,852
Operating costs and expenses	(83)	(7,069)	1,051	(42,853)	(25,321)	(19,808)	(64,658)	(8,992)
Interest expenses	—	(2,817)	(4,236)	(70,612)	(43,496)	(58,254)	(117,202)	(39,969)
Financial income and other financial expenses	1,236	2,437	3,970	22,390	8,472	9,899	(36,378)	8,354
Equity in earnings of investees	2,220	—	—	—	—	—	—	—
Income tax and social contribution	(298)	(4,088)	(14,735)	(64,724)	(42,209)	(65,954)	(58,933)	(46,300)
Net income (loss)	3,075	25,025	49,420	158,149	63,003	148,036	116,292	90,945
Other comprehensive income	—	—	—	—	—	—	—	—
Total comprehensive income	3,075	25,025	49,420	158,149	63,003	148,036	116,292	90,945
Investment interest - %	49.0%	49.0%	49.0%	49.0%	49.0%	24.5%	50.1%	49.0%
Investment book value	117,484	133,074	212,060	994,999	492,083	292,022	736,685	468,311

Balance as of December 31, 2022	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
STATEMENT OF INCOME
Net operating revenue	—	62,864	100,482	518,428	266,855	231,960	415,526	188,348
Operating costs and expenses	(78)	(5,876)	(4,022)	(33,073)	(40,926)	(20,181)	(68,472)	(10,885)
Interest expenses	—	(3,225)	(4,914)	(76,652)	(45,487)	(55,971)	(117,725)	(40,077)
Financial income and other financial expenses	1,291	1,620	2,628	17,109	7,889	7,541	(59,597)	2,262
Equity in earnings of investees	2,502	—	—	—	—	—	—	—
Income tax and social contribution	(258)	(6,802)	(27,185)	(94,589)	(20,473)	31,030	(57,676)	(47,212)
Net income	3,457	48,581	66,989	331,223	167,858	194,379	112,056	92,436
Other comprehensive income	—	—	—	—	—	—	—	—
Total comprehensive income	3,457	48,581	66,989	331,223	167,858	194,379	112,056	92,436
14.4. Summarized information of the main associates

	Dona Francisca		Foz do Chopim
	12.31.2024	12.31.2023	12.31.2024	12.31.2023
ASSETS	171,926	170,927	44,234	47,069
Current assets	18,939	15,403	8,726	9,330
Noncurrent assets	152,987	155,524	35,508	37,739

LIABILITIES	171,926	170,927	44,234	47,069
Current liabilities	17,967	19,951	1,888	2,022
Noncurrent liabilities	3,158	17,189	—	—
Equity	150,801	133,787	42,346	45,047
Investment interest – %	23.03	23.03	35.77	35.77
Investment book value	34,725	30,812	15,146	16,113

	Dona Francisca			Foz do Chopim
	12.31.2024	12.31.2023	12.31.2022	12.31.2024	12.31.2023	12.31.2022
STATEMENT OF INCOME
Net operating revenue	66,349	66,166	66,163	53,431	60,593	77,779
Depreciation and amortization	(8,812)	(11,026)	(11,646)	(2,692)	(2,634)	(2,957)
Other operating costs and expenses	(30,460)	(25,884)	(21,814)	(8,967)	(9,610)	(15,707)
Financial results	(1,281)	(3,456)	(5,172)	394	207	449
Income tax and social contribution	(2,549)	(2,557)	(3,009)	(1,820)	(2,009)	(2,617)
Net income	23,247	23,243	24,522	40,346	46,547	56,947
Other comprehensive income	—	—	—	—	—	—
Total comprehensive income	23,247	23,243	24,522	40,346	46,547	56,947
On December 31, 2024, Copel's share in the contingent liabilities of its Associates amounted to R$7,465 (R$2,947 on December 31, 2023).